Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 2,088	£ 2,087
Share premium	141,050	141,050
Share capital and share premium	£ 143,138	£ 143,137
Ordinary shares of £0.04 each	52,196	52,180